Earnings per Unit and Cash Distributions	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per Unit and Cash Distributions

20) Earnings per Unit and Cash Distributions

The calculations of basic and diluted earnings per unit (1) are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands, except unit and per unit amounts)	2016	2015	2014
Net income attributable to the members of KNOT Offshore Partners LP	$61,102	$40,442	$27,392
Less: Distributions (2)	61,528	56,921	40,481
Over distributed earnings	(426)	(16,479)	(13,089)
Over distributed earnings attributable to:
Common unitholders (3)	(417)	(11,060)	(7,916)
Subordinated unitholders (3)	—	(5,087)	(4,912)
General Partner	(9)	(332)	(261)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	23,917	16,705	11,209
Subordinated unitholders	3,277	8,568	8,568
General Partner	559	516	404
Earnings per unit (basic and diluted):
Common unitholders (4)	$2.291	$1.499	$1.369
Subordinated unitholders(4)	$1.542	$1.708	$1.343
General Partner	$2.248	$1.487	$1.329
Cash distributions declared and paid in the period per unit(5)	$2.080	$2.030	$1.795
Subsequent event: Cash distributions declared and paid per unit relating to the period(6)	$0.520	$0.520	$0.490

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership Agreement.
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the years ended December 31, 2016, 2015 and 2014 of $2.4 million, $2.1 million and $0.6 million, respectively.
(3)	On May 18, 2016, all subordinated units converted into common units on a one-for-one basis.
(4)	This includes the net income attributable to the IDR holder. The IDRs generally may not be transferred by KNOT until March 31, 2018. The net income attributable to IDRs for the year ended December 31, 2016, 2015 and 2014 was $2.4 million, $2.1 million and $0.6 million, respectively.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to December 31, 2016.

As of December 31, 2016, 66.8% of the Partnership’s total number of units outstanding representing limited partner interests were held by the public (in the form of 18,536,226 common units, representing 68.2% of the Partnership’s common units) and 30.9% of such units were held by KNOT (in the form of 8,567,500 common units, representing 31.5% of the Partnership’s common units). In addition, KNOT, through its ownership of the General Partner, held a 2.01% general partner interest (in the form of 558,674 general partner units) and a 0.3% limited partner interest (in the form of 90,368 common units).

Earnings per unit was determined by dividing net income, after deducting the distribution paid or to be made in relation to the period by the weighted-average number of units outstanding during the applicable period.

The General Partner’s, common unitholders’ and subordinated unitholders’ interest in net income was calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income. Rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditures and anticipated capital requirements. In addition, KNOT, as the initial holder of all IDRs, has the right, at the time when there are no subordinated units outstanding and it has received incentive distributions at the highest level to which it is entitled (48.0% for each of the prior four consecutive fiscal quarters), to reset the initial cash target distribution levels at higher levels based on the distribution at the time of the exercise of the reset election. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency gains and losses.

Under the Partnership Agreement, during the subordination period, the common units had the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution (the “MQD”) of $0.375 per unit per quarter, plus arrearages in the payment of the MQD on the common units from prior quarters, before any distributions of available cash from operating surplus were made on the subordinated units.

Distributions of available cash from operating surplus were made in the following manner for each quarter during the subordination period:

•	first, 98.0% to the common unitholders, pro rata, and 2.0% to the General Partner, until each outstanding common unit received the MQD for that quarter;

•	second, 98.0% to the common unitholders, pro rata, and 2.0% to the General Partner, until each outstanding common unit received an amount equal to any arrearages in payment of the MQD on the common units for prior quarters during the subordination period; and

•	third, 98.0% to the subordinated unitholders, pro rata, and 2.0% to the General Partner until each subordinated unit received the MQD for that quarter.

If for any quarter during the subordination period:

•	the Partnership distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the MQD; and

•	the Partnership distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the MQD,

then, the Partnership was required to distribute any additional available cash from operating surplus for that quarter among the unitholders, the holders of the IDRs and the General Partner in the following manner:

•	first, 98.0% to all unitholders, pro rata, and 2.0% to the General Partner, until each unitholder received a total of $0.43125 per unit for that quarter (the “first target distribution”);

•	second, 85.0% to all unitholders, pro rata, and 2.0% to the General Partner and 13.0% to the holders of the IDRs, pro rata, until each unitholder received a total of $0.46875 per unit for that quarter (the “second target distribution”);

•	third, 75.0% to all unitholders, pro rata, and 2.0% to the General Partner and 23.0% to the holders of the IDRs, pro rata, until each unitholder received a total of $0.5625 per unit for that quarter (the “third target distribution”); and

•	thereafter, 50.0% to all unitholders, pro rata, 2.0% to the General Partner and 48.0% to the holders of the IDRs, pro rata.

Distributions of available cash from operating surplus for any quarter after the subordination period ended were required to be made in the following manner:

•	first, 98% to all unitholders, pro rata, and 2.0% to the General Partner, until each outstanding unit has received an amount equal to the MQD for that quarter;

•	second, 98% to all unitholders, pro rata, and 2.0% to the General Partner, until each outstanding unit received a total of the first target distribution for that quarter;

•	third, 85% to all unitholders, pro rata, 2.0% to the General Partner, and 13% to the IDR holders, pro rata, until each outstanding unit received a total of the second target distribution for that quarter;

•	fourth, 75% to all unitholders, pro rata, 2.0% to the General Partner, and 23.0% to the IDR holders, pro rata, until each outstanding unit received a total of the third target distribution for that quarter; and

•	thereafter, 50% to all unitholders, pro rata, 2.0% to the General Partner, and 48% to the IDR holders, pro rata.

The percentage interests set forth above assumed that the General Partner owns a 2.0% general partner interest. See Note 24 – Subsequent events